Share-based Payments and Non-Convertible Equity Certificates - Disclosure of Share Options Tranches (Details) - Global Blue Management Incentive Plan - 2020 SOP - $ / shares shares in Thousands	Sep. 05, 2024	Sep. 05, 2023	Sep. 05, 2022	Mar. 31, 2022	Mar. 05, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)				7,970
Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,992	1,992	997		2,989
Exercise price range one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)				$ 8.50
Number of share options granted in share-based payment arrangement (in shares)				2,589
Exercise price range one | Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	647	647	324		971
Exercise price range two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)				$ 10.50
Number of share options granted in share-based payment arrangement (in shares)				2,192
Exercise price range two | Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	548	548	274		822
Exercise price range three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)				$ 12.50
Number of share options granted in share-based payment arrangement (in shares)				1,793
Exercise price range three | Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	448	448	224		673
Exercise price range four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)				$ 14.50
Number of share options granted in share-based payment arrangement (in shares)				1,396
Exercise price range four | Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	349	349	175		523